Financial Risk Factors and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Factors and Risk Management
Schedule of Aging of Trade Receivables

€ millions	2017
Not past due and not individually impaired	4,185
Past due but not individually impaired
Past due 1 to 30 days	695
Past due 31 to 120 days	459
Past due 121 to 365 days	266
Past due over 365 days	95
Total past due but not individually impaired	1,515
Individually impaired, net of allowances	110
Carrying amount of trade receivables, net	5,810

Schedule of Contractual Maturities of Non-Derivative Financial Liabilities

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2018	2019	2020	2021	2022	2023	Thereafter
Non-derivative financial liabilities
Trade payables	-1,265	-1,265	0	0	0	0	0
Financial liabilities	-11,602	-1,149	-1,585	-622	-1,410	-1,097	-6,689
Total of non-derivative financial liabilities	-12,866	-2,414	-1,585	-622	-1,410	-1,097	-6,689

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2017	2018	2019	2020	2021	2022	Thereafter
Non-derivative financial liabilities
Trade payables	-952	-952	0	0	0	0	0
Financial liabilities	-6,508	-1,554	-834	-957	-58	-429	-3,102
Total of non-derivative financial liabilities	-7,460	-2,506	-834	-957	-58	-429	-3,102

Schedule of Contractual Maturities of Derivative Financial Liabilities and Financial Assets

€ millions	Carrying	Contractual Cash Flows		Carrying	Contractual Cash Flows
	Amount			Amount
	12/31/2018	2019	Thereafter	12/31/2017	2018	Thereafter
Derivative financial liabilities and assets
Derivative financial liabilities
Currency derivatives not designated as hedging instruments	-64			-84
Cash outflows		-2,111	-11		-3,909	-309
Cash inflows		2,062	0		3,857	292
Currency derivatives designated as hedging instruments	-9			-1
Cash outflows		-340	0		-75	0
Cash inflows		330	0		74	0
Interest rate derivatives without designated hedge relationship	0			0
Cash outflows
Cash inflows
Interest rate derivatives designated as hedging instruments	-3			-1
Cash outflows		-15	-27		-8	-15
Cash inflows		13	26		8	14
Total of derivative financial liabilities	-76	-61	-12	-86	-53	-18
Derivative financial assets
Currency derivatives not designated as hedging instruments	100			41
Cash outflows		-4,025	0		-2,799	0
Cash inflows		4,076	0		2,831	0
Currency derivatives designated as hedging instruments	2			29
Cash outflows		-203	0		-634	0
Cash inflows		202	0		654	0
Interest rate derivatives designated as hedging instruments	11			24
Cash outflows		-8	-14		-12	-43
Cash inflows		19	15		25	56
Total of derivative financial assets	113	61	1	93	65	13
Total of derivative financial liabilities and assets	37	0	-11	8	12	-5

Cash, Time Deposits And Debt Securities
Financial Risk Factors and Risk Management
Summary of Credit Risk Exposure

	Equivalent to External	Weighted Average Loss Rate	Gross Carrying Amount Not	Gross Carrying Amount	ECL Allowance
	Rating		Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB-	-0.1%	7,406	0	-5
Risk class 2 - high risk	BB to D	0.0%	34	0	0
Risk class 3 - unrated	NA	-3.3%	30	0	-1
Total		-0.1%	7,470	0	-6

Trade receivables and contract assets
Financial Risk Factors and Risk Management
Summary of Credit Risk Exposure

	Weighted Average Loss Rate	Gross Carrying Amount Not	Gross Carrying Amount Credit-	ECL Allowance
		Credit-Impaired	Impaired
AR not due and due	-0.3%	4,288	0	-13
AR overdue 1 to 30 days	-0.3%	749	15	-2
AR overdue 30 to 90 days	-0.5%	551	8	-3
AR overdue more than 90 days	-13.0%	558	125	-89
Total	-1.7%	6,146	148	-107

Schedule of Movement in ECL Allowance for Trade Receivables and Contract Assets

	2018	2017
	ECL Allowance	Bad Debt Allowance
Balance as at 01/01 under IAS 39	-74	-89
Adoption of IFRS 9	-25	0
Balance as at 01/01 under IFRS 9	-99	-89
Net credit losses recognized	-18	4
Amounts written off	10	11
Balance as at 12/31	-107	-74

Foreign Currency
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

€ millions	Forecasted License Payments
2018
Change in value used for calculating hedge ineffectiveness	-4
Cash flow hedge	-4
Cost of hedging	-2
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0

Schedule of Designated Hedged Instruments

€ millions	Forecasted License Payments
2018
Nominal amount	533
Carrying amount
Other financial assets	2
Other financial liabilities	-9
Change in value recognized in OCI	4
Hedge ineffectiveness recognized in Finance income, net	0
Cost of hedging recognized in OCI	2
Amount reclassified from cash flow hedge in OCI to Other non-operating income, net	22
Amount reclassified from cost of hedging in OCI to Finance income, net	-5

Schedule of Details on Hedging Instruments

	Maturity
	2018
	1 to 6 months	6 to 12 months
Forward exchange contracts
Net exposure in € millions	337	195
Average EUR:GBP forward rate	89.42	90.21
Average EUR:JPY forward rate	130.91	130.06
Average EUR:CHF forward rate	1.15	1.14
Average EUR:AUD forward rate	1.61	1.62

Schedule of Risk Exposure

€ billions	2018	2017
Year-end exposure toward all our major currencies	6.3	0.9
Average exposure	2.1	0.9
Highest exposure	6.3	1.0
Lowest exposure	0.7	0.9

Summary of Sensitivity Analysis

€ millions	Effects on Other Non-Operating Expense, Net			Effects on Other Comprehensive Income
	2018	2017	2016	2018	2017	2016
Derivatives held within a designated cash flow hedge relationship
All major currencies -10% (2017: all major currencies -10%; 2016: Brazil real: –25%; all other major currencies –10%)				62	71	79
All major currencies +10% (2017: all major currencies +10%; 2016: Brazil real: +25%; all other major currencies +10%)				-62	-71	-79
Embedded derivatives
All currencies –10%	11	15	23
All currencies +10%	-11	-15	-23
FX option held in connection with the acquisition of Qualtrics
USD –10%	-29	0	0
USD +10%	559	0	0

Interest Rate Risk
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

€ millions	2018
	Fixed-Rate	Fixed-Rate
	Borrowing in EUR	Borrowing in USD
Notional amount	750	535
Carrying amount	749	534
Accumulated fair value adjustments in Other financial liabilities	10	-32
Change in fair value used for measuring ineffectiveness	10	1
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains / losses	0	-33

Schedule of Designated Hedged Instruments

€ millions	2018
	Interest Rate	Interest Rate
	Swaps for	Swaps for
	EUR Borrowing	USD Borrowing
Notional amount	750	535
Carrying amount
Other financial assets	10	1
Other financial liabilities	0	-3
Change in fair value used for measuring ineffectiveness	10	-2

Schedule of Details on Hedging Instruments

€ millions				2018
				Maturity
	2019	2020	2022	2024
EUR interest rate swaps
Nominal amounts	750
Average variable interest rate	0.613%
USD interest rate swaps
Nominal amounts		253	194	88
Average variable interest rate		3.366%	3.341%	3.220%

Schedule of Risk Exposure

€ billions	2018				2017
	Year-End	Average	High	Low	Year-End	Average	High	Low
Fair value interest rate risk
From investments	0.08	0.09	0.10	0.08	0.04	0.12	0.31	0.03
Cash flow interest rate risk
From investments (including cash)	4.24	4.16	5.65	3.50	3.80	3.78	4.10	3.52
From financing	1.96	2.08	2.32	1.45	1.81	1.94	2.31	1.80
From interest rate swaps	1.28	1.31	1.36	1.27	1.35	1.75	2.22	1.35

Summary of Sensitivity Analysis

€ millions	Effects on Financial Income, Net
	2018	2017	2016
Derivatives held within a designated fair value hedge relationship
Interest rates +100 bps for U.S. dollar area/+30 bps for euro area (2017: +100/+25 bps for U.S. dollar/euro area; 2016: +100/+50 bps for U.S. dollar/euro area)	-20	-26	-46
Interest rates -25 bps for U.S. dollar/-10 bps for euro area (2017: -25 bps for U.S. dollar/euro area; 2016: -50 bps for U.S. dollar/euro area)	5	9	29
Variable-rate financing
Interest rates +100 bps for U.S. dollar area/+25 bps for euro area (2017: +25 bps for euro area; 2016: +50 bps for euro area)	-24	-5	-21
Interest rates -25 bps for U.S. dollar/–10 bps for for euro area (2017: -25 bps for euro area; 2016: -50 bps for euro area)	4	0	0

Equity Price Risk
Financial Risk Factors and Risk Management
Summary of Sensitivity Analysis

€ millions	2018	2017	2016
Investments in equity securities
Increase in equity prices and respective unobservable inputs of 10% - increase of Financial income, net by	65	56	84
Decrease in equity prices and respective unobservable inputs of 10% - decrease of Financial income, net by	-65	-56	-81
Share-based payments
Increase in equity prices of 20%
- Increase of share-based payment expenses by	-279	-371	-333
- Increase of offsetting gains from hedging instruments by	57	65	52
Decrease in equity prices of 20%
- Decrease of share-based payment expenses by	262	337	296
- Decrease of offsetting gains from hedging instruments by	-44	-46	-44